Intangible Assets	3 Months Ended
Mar. 31, 2026
Goodwill and Other Intangible Assets [Line Items]
Intangible Assets
(6)	Intangible Assets
The value of intangible assets was determined upon acquisition based on fair value assumptions determined at that time. Intangible assets with finite useful lives are amortized over their respective estimated useful lives using the straight-line method. The following table summarizes the Company’s intangible assets:

	As of March 31, 2026
	Remaining Weighted Average Amortization Period in Years	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	8.3	$120,670	$(46,031)	$74,639
Customer Relationships	5.2	343,900	(161,787)	182,113
Backlog	0.5	60,190	(59,528)	662
Patents/Know-How	10.8	126,000	(35,903)	90,097

Total		$650,760	$(303,249)	$347,511

	As of December 31, 2025
	Intangible Assets	Accumulated Amortization	Intangible Assets, Net
Trade Name	$120,670	$(43,378)	$77,292
Customer Relationships	343,900	(152,376)	191,524
Backlog	60,190	(58,813)	1,377
Patents/Know-How	126,000	(33,803)	92,197

Total	$650,760	$(288,370)	$362,390